Subsequent Event (Details) - Dec. 31, 2022 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Subsequent Events [Abstract]
Loans payable	¥ 28.0	$ 28.0
Outstanding loans payables	¥ 28.0